Remuneration of senior management and non-executive directors	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Remuneration of senior management and non-executive directors
Remuneration of senior management and non-executive directors
Remuneration of directors

			$ million
	2018	2017	2016
Total for all directors
Emoluments	8	9	10
Amounts received under incentive schemes[a]	16	9	14
Total	24	18	24
[a] Excludes amounts relating to past directors.
Emoluments
These amounts comprise fees paid to the non-executive chairman and the non-executive directors and, for executive directors, salary and benefits earned during the relevant financial year, plus cash bonuses awarded for the year.
Pension contributions
During 2018 one executive director participated in a UK final salary pension plan in respect of service prior to 1 April 2011. During 2018, one executive director participated in retirement savings plans established for US employees and in a US defined benefit pension plan in respect of service prior to 1 September 2016.
Further information
Full details of individual directors’ remuneration are given in the Directors’ remuneration report on page 87. See also Related-party transactions on page 300.
Remuneration of directors and senior management

			$ million
	2018	2017	2016
Total for all senior management and non-executive directors
Short-term employee benefits	25	29	28
Pensions and other post-retirement benefits	2	2	3
Share-based payments	32	29	39
Total	59	60	70

Senior management comprises members of the executive team, see pages 63-65 for further information.
Short-term employee benefits
These amounts comprise fees and benefits paid to the non-executive chairman and non-executive directors, as well as salary, benefits and cash bonuses for senior management. Deferred annual bonus awards, to be settled in shares, are included in share-based payments. Short term employee benefits includes compensation for loss of office of $nil in 2018 (2017 $nil and 2016 $2.2 million).
Pensions and other post-retirement benefits
The amounts represent the estimated cost to the group of providing pensions and other post-retirement benefits to senior management in respect of the current year of service measured in accordance with IAS 19 ‘Employee Benefits’.
Share-based payments
This is the cost to the group of senior management’s participation in share-based payment plans, as measured by the fair value of options and shares granted, accounted for in accordance with IFRS 2 ‘Share-based Payments’.